SCHEDULE OF INTANGIBLE ASSETS PATENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets - patent, net, Beginning balance	$ 1,850	$ 2,207
Depreciation	(123)	(366)
Effect of changes in foreign exchange rates		9
Impairment	(1,727)
Intangible assets - patent, net, Ending balance		$ 1,850